Commitments (Details) R$ in Millions	3 Months Ended
	Mar. 31, 2018 BRL (R$) engine aircraft item	Mar. 31, 2017 BRL (R$)	Dec. 31, 2017 BRL (R$) engine aircraft item
Leases
Number of aircrafts held in operating lease | aircraft	116		114
Number of engines held in operating lease | engine	15		17
Number of simulators held in operating lease | item	3		3
Periodic lease payments for operating lease agreements	R$ 8,645.5		R$ 8,394.6
Lease expense	312.9	R$ 262.6
Cash impact of operating lease rentals	R$ 326.8	R$ 258.5
Minimum
Leases
Lease term	60 months
Maximum
Leases
Lease term	144 months
Not later than one year
Leases
Periodic lease payments for operating lease agreements	R$ 1,310.3		1,256.7
1 to 5 years
Leases
Periodic lease payments for operating lease agreements	4,719.9		4,577.6
Later than five years
Leases
Periodic lease payments for operating lease agreements	R$ 2,615.3		R$ 2,560.3